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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


Read instructions at end of Form before preparing Form.  Please print or type.

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1. Name and address of issuer:  American National Variable Annuity Separate
   Account
                 by:  American National Insurance Company (Sponsor)
                      One Moody Plaza
                      Galveston TX  77550
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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

              American National Variable Annuity Separate Account
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3. Investment Company Act File Number:      811-07600



  Securities Act File Number:      333-10581


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4(a). Last day of fiscal year for which this Form is filed:    December 31, 2000

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).      Check box if this is the last time the issuer will be filing this
           Form.

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SEC 2393 (9-97)
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5. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                                                   $55,569,468.11


     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:
                                                                           $41,948,240.01

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not previously
             used to reduce registration fees payable to the
             Commission:                                                   $_____________

      (iv)   Total available redemption credits (add Items 5(ii)
             and 5(iii):                                                                          $41,948,240.01


      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                                                       $13,621,228.10


      (vi)   Redemption credits available for use in future                $(____________)
      years - if Item 5(i) is less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:

      (vii)  Multiplier for determining registration fee (See                                     x       .00025
      Instruction C.9):
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      (viii) Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due): =                                                     $     3,405.31
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6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
     24e-2], then report the amount of securities (number of shares or other units) deducted here: _________.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.
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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction d):

                                                                                                                  +$______________
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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                                       =$ 3,405.31
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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:

               x  Wire Transfer
                  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Rex Hemme
                          _________________________________________
                              Rex Hemme, Vice President and Actuary

Date  March 30, 2001
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 * Please print the name and title of the signing officer below the signature.